STOCKHOLDERS' DEFICIT (Details)							3 Months Ended			12 Months Ended
	Oct. 13, 2025 USD ($) shares	Oct. 01, 2025 USD ($) $ / shares shares	Aug. 11, 2025 USD ($) shares	Jul. 17, 2025 USD ($) $ / shares shares	Jul. 01, 2025 USD ($) $ / shares shares	Feb. 09, 2024 $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 19, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Oct. 08, 2025 shares	Dec. 31, 2024 shares	Jun. 30, 2024 shares	Jun. 29, 2024 shares
STOCKHOLDERS' DEFICIT
Preferred stock, shares authorized							25,000,000			25,000,000		25,000,000	25,000,000
Preferred stock, shares issued							0			0			0
Preferred stock, shares outstanding							0			0			0
Common stock, shares authorized							500,000,000			500,000,000		500,000,000	500,000,000
Common stock, voting rights							one			one
Common stock, shares issued							126,819,145			40,165,603			207,585	12,455,157
Common stock, shares outstanding							126,819,145			40,165,603			207,585	12,455,157
Common stock issued to for consulting services (in shares)			200,000
Sale price per share (in dollars per share) | $ / shares						$ 60
Common stock issued to for consulting services | $			$ 40,000						$ 2,578	$ 44,341
Proceeds from Tau agreement | $									$ 148,383	$ 1,870,381
Quantum Fintech Acquisition Corp
STOCKHOLDERS' DEFICIT
Share exchange ratio						1
Quantum Fintech Acquisition Corp | Warrants issued in exchange for public warrants to purchase Quantum Common Stock
STOCKHOLDERS' DEFICIT
Number of shares called by each warrant						0.5
Quantum Fintech Acquisition Corp | Warrants issued in exchange for private warrants to purchase Quantum Common Stock
STOCKHOLDERS' DEFICIT
Number of shares called by each warrant						1
Sandip I. Patel, P.A.
STOCKHOLDERS' DEFICIT
Common stock issued to for consulting services (in shares)				800,000
Sale price per share (in dollars per share) | $ / shares				$ 0.21
Common stock issued to for consulting services | $				$ 169,920
Wilson-Davis Sellers
STOCKHOLDERS' DEFICIT
Interest amount | $							$ 113,791
Subsequent Event
STOCKHOLDERS' DEFICIT
Common stock issued to for consulting services (in shares)	325,000	356,901	200,000		356,901
Sale price per share (in dollars per share) | $ / shares		$ 0.162			$ 0.162
Common stock issued to for consulting services | $	$ 132,372		$ 40,000
Interest amount | $		$ 57,821			$ 57,821
Number of shares called by each warrant											1
Subsequent Event | Sandip I. Patel, P.A.
STOCKHOLDERS' DEFICIT
Common stock issued to for consulting services (in shares)				800,000
Sale price per share (in dollars per share) | $ / shares				$ 0.21
Common stock issued to for consulting services | $				$ 169,920
Subsequent Event | Wilson-Davis Sellers
STOCKHOLDERS' DEFICIT
Interest amount | $								$ 113,791